Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements. Except for the events disclosed elsewhere in the consolidate financial statements and the following events with material financial impact on the Group’s consolidated financial statements, no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.

On March 1, 2024, the Group entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among Company, and YOOV Group Holding Limited, a company organized under the laws of British Virgin Islands (“YOOV”). The Merger Agreement was unanimously approved by Company’s and YOOV’s boards of directors (each board of directors, the “Board”), respectively. If the Merger Agreement is approved by Company’s and YOOV’s shareholders (and the other closing conditions are satisfied or waived in accordance with the Merger Agreement), and upon consummation of the transactions contemplated by the Merger Agreement, the Group will incorporate a wholly-owned subsidiary under the laws of the British Virgin Islands (“Merger Sub”) that will merge with and into YOOV, with YOOV surviving the merger as a wholly-owned subsidiary of the Group (collectively, the “Merger”). The Group upon the closing is referred to herein as the “combined company.” Upon consummation of the transaction, YOOV will become a wholly-owned subsidiary of the Group, and the existing YOOV shareholders and existing the Group’s shareholders will own approximately 90% and 10%, respectively, of the outstanding shares of the combined company. The consummation of this merger remains uncertain as it is contingent upon the fulfillment of specific closing conditions.

The obligations of the parties (or, in some cases, some of the parties) to consummate the Merger are subject to the satisfaction or waiver of certain conditions to closing, including, among other things: (i) obtaining the approval by the shareholders of Aptorum and YOOV of the matters required under the Merger Agreement, (ii) approval of the Initial Listing Application by Nasdaq, (iii) consummation of the Separation of ATL, (iv) delivery of legal opinions from British Virgin Islands counsel and Hong Kong counsel of YOOV to Aptorum and Merger Sub, (v) delivery of legal opinions from Cayman Islands counsel of Aptorum and British Virgin Islands counsel of Merger Sub to YOOV, (vi) delivery of an opinion by Colliers International (Hong Kong) Limited to the Board of Aptorum to the effect that (subject to various qualifications and assumptions) the merger consideration (the total Class A ordinary shares and Class B ordinary shares to be issued to YOOV’s shareholders) is fair, from a financial point of view (based on the conclusion that the equity value of YOOV is no less than $250 million), to the shareholders of Aptorum. (vii) availability of audited financial statements for YOOV and its Subsidiaries as of March 31, 2023 and 2022 the related audited consolidated statements of operations, of changes in shareholders’ equity and of cash flows for the year ended March 31, 2023 and 2022 in conformity with International Financial Reporting Standards, which shall not be materially different from the unaudited financial statements of YOOV for the same period as presented to Aptorum, as determined by Aptorum in its sole discretion, (viii) delivery of fully executed lock-up agreement and support agreement by the major shareholder of Aptorum and the delivery of fully executed lock-up agreement by the directors and officers of YOOV and by the shareholders of YOOV who will beneficially own 5% or more outstanding shares of the combined company.

In connection with the Merger, on March 1, 2024, the Company entered into a Split-Off Agreement (the “Split-Off Agreement”, the transaction contemplated by the Split-Off Agreement, the “Separation”) by and among the Company, Aptorum Therapeutics Limited (“ATL”), and Jurchen Investment Corporation (“Jurchen”), pursuant to which, the Company will assign and transfer the assets and liabilities of its legacy business to ATL, and Jurchen will acquire 100% issued and outstanding shares of ATL from the Company and surrender certain ordinary shares of the Company held by Jurchen to the Company.

The closing of the Separation must occur simultaneously with the closing of the Merger, or on a later date, as mutually agreed by the Parties. The Split-Off Agreement contains conditions precedent to closing of the parties thereto, with respect to, among other things, the following as applicable to each party:

(i)	Representations, Warranties and Performance. All representations and warranties made by the parties in the Split-Off Agreement must have been accurate and truthful, to the best of their knowledge, when initially made and must remain accurate and truthful, to the best of their knowledge, at the time of the Closing. The parties are obligated to fulfill all commitments, agreements, and conditions outlined in the Split-Off Agreement to the satisfaction of the parties involved, with significant emphasis on adherence to these obligations before or at the Closing.

(ii)	Additional Documents. Jurchen shall deliver or cause to be delivered such additional documents as may be necessary in connection with the consummation of the transactions contemplated by the Split-Off Agreement and the performance of their obligations hereunder.

(iii)	Release by Buyer and Split-Off Subsidiary. At the Closing, Jurchen and ATL are required to execute and provide Aptorum with a comprehensive release. This release will absolve Aptorum from all liabilities and obligations owed to Jurchen or ATL in any capacity, as well as from any claims that Jurchen or ATL may assert against Aptorum or its related managers, members, officers, directors, shareholders, employees, and agents. However, this release does not cover liabilities arising from the Split-Off Agreement or any document related to it.

(iv)	Shareholder Approval. Aptorum shall have obtained the affirmative vote of its shareholders representing at least two-thirds of the voting power of the issued and outstanding ordinary shares of the Seller entitled to vote at a general meeting of the shareholders voting in person or by proxy, to approve the Split-Off Agreement and the transaction contemplated herein.

On April 8, 2024, CGY Investments Limited and DSF Investment Holdings Limited voluntarily converted 401,537 Class B Ordinary Shares and 45,305 Class B Ordinary Shares, respectively into Class A Ordinary Shares on a one-for-one basis. Upon conversion, 1,796,934 Class B Ordinary Shares were issued and outstanding, CGY Investments Limited owned 533,575 Class A Ordinary Shares and did not own any Class B Ordinary Share; and DSF Investment Holdings Limited owned 45,305 Class A Ordinary Shares and did not own any Class B Ordinary Share.